Retirement Benefits - Movements in Fair Value of the Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Interest income	¥ (2,843)	¥ (1,415)	¥ (1,254)
At end of period	(17,928)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	1,627,110	1,318,073
Interest income	9,920	7,767
Return on plan assets excluding interest income	30,716	325,474
Contributions by employer	12,718	11,752
Benefits paid	(42,272)	(41,933)
Others	4,362	5,977
At end of period	¥ 1,642,554	¥ 1,627,110	¥ 1,318,073